Information Regarding The Plan	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Description of Plan [Line Items]
Information Regarding The Plan

2.	INFORMATION REGARDING THE PLAN

The following description pertains to the Plan as in effect during the years ended December 31, 2025 and 2024 and is provided for informational purposes only. In case of conflict or discrepancy with the Plan document, the Plan document governs.

General – The Plan is a defined contribution plan. Assets of the Plan are maintained in trust with Fidelity Management Trust Company (“Trustee”). Spire Services Inc. is the sponsor of the Plan.

The following companies are Participating Employers in the Plan:

Spire Missouri Inc.	Spire Alabama Inc.
Spire Gulf Inc.	Spire Mississippi Inc.
Spire Marketing Inc. Spire Services Inc.	Spire Storage West LLC Spire Midstream LLC (January 1, 2024)

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Eligibility – Effective December 31, 2017, each participant who was a participant in the Plan or predecessor plan remained eligible to participate in the Plan. Each newly hired employee of the Company or Participating Employers are eligible to participate in the Plan on the first day of the first payroll period following or coinciding with the date the employee completes 90 days of consecutive service. Notwithstanding the forgoing, an employee is not eligible for participation in the Plan if he is governed by a collective bargaining agreement that does not provide for participation in the Plan.

Contributions – The Plan provides for voluntary participant contributions subject to certain Internal Revenue Code (“IRC”) limitations, up to 75% of the participant’s compensation. Participants who attain age 50 by each December 31 are permitted to make additional contributions (“catch-up contributions”) as permitted by the IRC. Starting in 2025, participants ages 60-63 can contribute more than standard catch-up contributions limits. Participant contributions are matched 100% up to 5% of compensation. Participants may change the amount of their contributions frequently, usually effective within one or two payroll cycles. Participants can make Roth 401(k) contributions to the Plan. Newly hired employees are auto-enrolled in the Plan at a deferral rate of 6%, along with the 5% matching employer contribution effective the first pay period after they become eligible, unless they decline to defer or choose an alternative deferral amount in advance.

Vesting – Participant, Company and Participating Employer matching contributions are 100% vested when made.

Investment Options – Contributions to the Plan are invested in one or more investment funds at the direction of the participant. A minimum of 1% of the participant’s contribution must be directed into each fund selected.

Employee Stock Ownership Plan – The Spire Inc. Employee Stock Ownership Plan (“ESOP”) constitutes a portion of the Plan, not a separate plan. Participant allocated contributions and employer matching contributions are invested directly into the ESOP. A participant may elect to receive dividends on the ESOP shares paid in cash directly to him/her. The election to receive cash dividends shall remain in effect until changed by the participant. Dividends not paid in cash are reinvested under the terms of the Plan.

Participant Accounts – In addition to the participant, Company or Participating Employer matching contributions, each participant’s account is credited with an allocation of Plan earnings or charged with an allocation of the Plan losses, based on participant account balances, as defined in the Plan document.

Notes Receivable from Participants – Participants may borrow against their individual account balances a minimum of $500 up to 50% of their account balance, as long as the loan amount does not exceed $50,000, less the highest outstanding loan balance over the prior twelve months, if any. Loans are taken from investment accounts in the same proportion as the investment funds bear to each other. The maximum repayment period is five years, except for primary residence loans, which have a maximum repayment period of 10 years. Loans are secured by the balance in the participant’s account and bear interest at a rate comparable to the rate charged by commercial lenders for similar loans. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent participant loans are reclassified as distributions per the terms of the Plan document. Principal and interest are repaid in level payments through payroll deductions. Interest rates on participant loans ranged from 4.25% to 9.50% at December 31, 2025.

Payment of Benefits – Distributions are generally made to participants upon separation from service due to retirement, termination of employment, death or total and permanent disability. Participants aged 59-1/2 years or older may elect a partial or total distribution of their account. Distributions are normally made in single lump-sum cash payments; however, participants in the ESOP may elect to receive their distribution in the form of shares, with the value of fractional shares distributed in cash. Active participants who suffer a financial hardship and cannot obtain funds from other resources, including a loan from the Plan, may apply for a hardship withdrawal. Hardship withdrawals are subject to approval by the Plan administrator and are limited to the participant’s elective deferrals, plus related earnings, less any amounts used for collateral on outstanding loans. Participants making hardship withdrawals may not contribute to the Plan until the first payroll date following the expiration of a six-month period after receipt of the hardship withdrawal. A participant may elect a distribution of a portion of his account in the form of a periodic lump sum (subject to a $500 minimum distribution) to be made at any time during the Plan year. Participants can take an unlimited number of periodic lump sums during a Plan year.